Premises and Equipment, Net (Future minimum payments under non-cancelable operating leases) (Details) (USD $)	9 Months Ended	12 Months Ended
	Dec. 31, 2012 lease_agreement	Mar. 31, 2012	Mar. 31, 2011
Operating Leases, Future Minimum Payments Due, Fiscal Year Maturity [Abstract]
2013	$ 413,520
2014	415,125
2015	357,141
2016	299,157
2017	261,665
Thereafter	1,156,558
Total Future Minimum Payments	2,903,166
Total rental expense	306,000	401,000	434,000
Number of operating lease agreements	4
Lease One [Member]
Operating Leases, Future Minimum Payments Due, Fiscal Year Maturity [Abstract]
Monthly rent expense	6,484
Operating lease renewal option	30 years
Lease Two [Member]
Operating Leases, Future Minimum Payments Due, Fiscal Year Maturity [Abstract]
Monthly rent expense	800
Operating lease renewal option	10 years
Lease Three [Member]
Operating Leases, Future Minimum Payments Due, Fiscal Year Maturity [Abstract]
Monthly rent expense	8,571
Operating lease renewal option	35 years
Lease Four [Member]
Operating Leases, Future Minimum Payments Due, Fiscal Year Maturity [Abstract]
Monthly rent expense	$ 9,983
Operating lease renewal option	10 years